Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000189003 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000189003 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.80%)
C000189003 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000189003 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000189003 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000189003 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000189003 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000189003 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000189003 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%	[2]
C000189003 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000189003 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000193047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193047 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000193047 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000193047 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193047 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000193047 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000193047 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193047 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000193047 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000193047 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000193047 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000193047 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000193047 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000193047 [Member] | Other Non Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193047 [Member] | Other Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%	[3]
C000193049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193049 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000193049 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000193049 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193049 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[4]
C000193049 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.40%
C000200624 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000200624 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000200624 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000200624 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000217911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000217911 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.00%)
C000217911 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000217911 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000217911 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000217911 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000217911 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000217911 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%	[5]
C000217911 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000217911 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000230284 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230284 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.30%)
C000230284 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000230284 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000230284 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000230284 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000230284 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230284 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000230284 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[7]
C000230284 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230284 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000230284 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000230284 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000230284 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000230284 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230731 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[8]
C000230731 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.30%	[8]
C000230731 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[8]
C000230731 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[8]
C000230731 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[8]
C000230731 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%	[8]
C000230731 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[8]
C000230731 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[8]
C000230731 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[8]
C000230731 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[8]
C000230731 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[8]
C000230731 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[8]
C000244148 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[9]
C000244148 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[9]
C000244148 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[9]
C000244148 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[9]
C000244148 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[9]
C000244148 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[9]
C000244148 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[9]
C000244148 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[9]
C000244148 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%	[9]
C000244148 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[9]
C000244148 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[9]
C000244148 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[9]
C000244148 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9],[10]
C000244148 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[9]
C000263598 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000263598 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000263598 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000263598 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000263598 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000263598 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%

[1]	Percentage rounds to zero.
[2]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[3]	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
[4]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[5]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[6]	Percentage rounds to zero.
[7]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[8]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[9]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[10]	Percentage rounds to zero.